Leases (Tables)	12 Months Ended
Jan. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
As of January 31, 2012, the minimum annual rent obligations (excluding taxes, maintenance and other pass-throughs), sublease income to be received under non-cancelable subleases, and minimum net rentals of the Company's continuing operations are as follows for the fiscal years ending January 31:

(In thousands)	Minimum Lease Commitments	Noncancellable Subleases	Minimum Net Rentals
2013	$14,259	$(550)	$13,709
2014	10,295	(545)	9,750
2015	10,747	(521)	10,226
2016	9,598	(536)	9,062
2017	6,785	(553)	6,232
2018 and thereafter	35,738	(46)	35,692
	$87,422	$(2,751)	$84,671